SCHEDULE I - ADDITIONAL FINANCIAL INFORMATION OF PARENT COMPANY - CONDENSED STATEMENTS OF CASH FLOWS (Parenthetical) (Details) $ in Millions	12 Months Ended
Dec. 31, 2021 USD ($)
CASH FLOWS
Amount of commitment fee paid to investors	$ 2.8
Parent company | Reportable legal entities
CASH FLOWS
Amount of commitment fee paid to investors	$ 2.7